Shareholders' Equity	12 Months Ended
Sep. 30, 2021
Shareholders' Equity
Shareholders' Equity
12.	Shareholders’ Equity

The Company considers its capital to be shareholders’ equity, which is comprised of share capital, contributed surplus, shares to be issued, accumulated other comprehensive income (loss), and accumulated deficit, in the amount of $57,408,000 at September 30, 2021.

The Company raises capital, as necessary, to meet its needs and take advantage of perceived opportunities and, therefore, does not have a numeric target for its capital structure. Funds are primarily secured through equity, and long-term debt, including debentures, equipment loans and leases.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. The Company invests all capital that is surplus to its immediate operational needs in short-term, liquid and highly rated financial instruments, such as cash, and short-term guarantee deposits, held with major Canadian and US financial institutions.

Authorized share capital

The Company’s authorized share capital consists of an unlimited number of common shares and an unlimited number of preferred shares issuable in series. The preferred shares issuable in series will have the rights, privileges, restrictions, and conditions assigned to the series upon the Board of Directors approving their issuance.

Issued share capital

The Company has only one class of common stock outstanding. Effective May 13, 2021, the Company consolidated its issued and outstanding common shares based on one post-consolidation common share for every four pre-consolidation common shares. Unless otherwise stated, the share, options and warrants along with corresponding exercise prices and per-share amounts have been restated retrospectively to reflect this share consolidation.

Common shares are classified as equity. Incremental costs directly attributable to the issuance of common shares are recognized as a reduction of equity, net of any tax effects. Accumulated other comprehensive income represents items such as cumulative, foreign currency translation adjustments, the change in equity arising from unrealized gains and losses from financial instruments designated as available-for-sale, and changes in fair value of derivatives designated as cash flow hedges and is presented as a separate component of shareholders’ equity on the Consolidated Statements of Financial Position. The Company does not currently participate in hedging activities.

Bought deals and private placements

On June 29, 2020, the Company completed a bought deal public offering, a concurrent brokered private placement, and a non-brokered private placement to the Company’s Chief Executive Officer and a director of the Company, for a total of 27,678,826 pre-consolidation units, comprising 27,678,826 pre-consolidation shares, or 6,919,706 post-consolidation shares, and 27,678,826 warrants. Each unit issued was issued at a pre-consolidation price of C$1.15 for total gross proceeds of C$31,831,000 ($23,462,000) and consisted of one pre-consolidation common share and one-half of one common share purchase warrant (each whole warrant, a “Warrant”) for a total of 13,839,413 Warrants. The fair value of the Warrants was recorded as a liability and valued at June 29, 2020, at $0.12, for a total of $1,628,000, using the Black-Scholes pricing model, as described in Note 10. Upon exercise, the warrant liability was derecognized and transferred to equity.

Following the consolidation, for every four Warrants exercised in accordance with its terms, the holder will be entitled to acquire one common share for a period of 12 months following the closing at an exercise price of C$6.40 per share. During the year ended September 30, 2021, 13,559,300 Warrants for 3,389,825 common shares were exercised, for total proceeds of C$21,695,000, or $17,473,000.

Warrant activity for the years ended September 30, 2021 and 2020 is provided below:

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2019	—	C$	—
Issued	3,460		6.40
Balance, September 30, 2020	3,460	C$	6.40
Exercised	(3,390)		6.40
Expired	(70)		6.40
Balance, September 30, 2021	—	C$	—

The weighted average share price on the dates of exercise in fiscal year 2021 in was C$7.86.

Issuance costs of $2,855,000 in cash were incurred. These costs were allocated ratably between common shares and warrant liability, with $2,645,000 recorded as a reduction of equity and $210,000 recorded as “Transaction costs on issuance of financial liabilities.” The Company issued compensation options to the underwriter for 367,826 shares at the issue price of C$4.60 for a period of two years from the closing of the offering. The fair value of the options has been valued at $1.24 for a total of $456,000.

Activity for the June 2020 compensation options for the years ended September 30, 2021 and 2020 is as follows:

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2019	—	C$	—
Issued	368		4.60
Exercised	(15)		4.60
Balance, September 30, 2020	353	C$	4.60
Exercised	(238)		4.60
Balance, September 30, 2021	115	C$	4.60

The weighted average share price on the dates of exercise in fiscal years 2021 and 2020 was C$8.27 and C$5.36, respectively.

Shares to be issued

As discussed in Note 3, the Company acquired Sleepwell on October 23, 2020, with a portion of the purchase price in shares. $2,376,000 (629,000 shares at a fair value of $3.78 per share) was issued in January 2021, and $657,000 (246,000 shares at a fair value of $2.67) is expected to be issued in August 2022. The fair value of the stock has been discounted by 15% and 25%, respectively, using the Black-Scholes pricing model for put options, to reflect the inability to sell the stock for a period and for the time between the date of the acquisition and the dates the stock is to be issued.

Employee, Director, and Consultant options

The Company has a stock option plan, which it uses for grants to directors, officers, employees, and consultants. Options granted under the plan are non-assignable and may be granted for a term not exceeding ten years. Stock options having varying vesting periods and the options granted during the year ended September 30, 2021 vest annually over four years or quarterly over twelve quarters.

A summary of stock options is provided below:

		Weighted
	Number of options (000’s)	average exercise price
Balance, September 30, 2019	2,848	C$	1.96
Granted	25		4.40
Exercised	(131)		2.32
Expired	(110)		4.40
Forfeited	(5)		1.52
Balance, September 30, 2020	2,627	C$	1.99
Granted	1,396		8.40
Exercised	(117)		2.20
Expired	(65)		3.69
Forfeited	(55)		8.39
Balance, September 30, 2021	3,786	C$	4.15

At September 30, 2021, the Company had 2,554,196 vested stock options with a weighted average exercise price of C$2.10. The weighted average share price on the dates of exercise in fiscal years 2021 and 2020 was C$8.11 and C$4.20, respectively.

The fair value of the stock options used the Black-Scholes option pricing model calculated using the following assumptions:

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
Share price at grant date	C$8.48 – C$9.76	C$0.96
Risk-free interest rate	0.92 – 1.63%	1.63%
Expected volatility	48.96 – 55.08%	83.20%
Expected life of option	4.75 – 10 years	4 years
Expected dividend yield	Nil	Nil

Restricted stock units

On May 20, 2021, there were 953,750  restricted stock units granted to officers and directors. Each unit represents the right to receive one common share, and vests over a period of two years from the grant date at the rate of one-eighth every three months commencing August 20, 2021. The shares will be issued on the first business day of each calendar year in an amount equal to the units that vested in the previous calendar year or earlier upon a Change in Control, as defined. The fair value of the units on the date of grant are discounted to reflect the difference between the vesting dates and the issuance dates, resulting in compensation expense of C$7,586,000 to be expensed over the vesting period with an increase to contributed surplus

A summary of restricted stock units:

		Weighted
	Number of units (000’s)	average exercise price
Balance, September 30, 2020	—	C$	—
Granted	954		8.48
Balance, September 30, 2021	954	C$	8.48

The Company accounts for stock-based compensation using the fair value method as prescribed by International Financial Reporting Standards 2 (“IFRS 2”). Under this method, the fair value of stock options and restricted stock units at the date of grant is expensed over the vesting period and the offsetting credit is recorded as an increase in contributed surplus. Awards with graded vesting are considered to be multiple awards for fair value measurement. An estimate of the number of awards that are expected to be forfeited is also made at the time of grant and revised periodically if actual forfeitures differ from those estimates.

For the years ended September 30, 2021 and 2020, the Company recorded stock-based compensation expense as follows:

Year Ended	Year Ended
September 30,	September 30,
2021	2020
Stock-based compensation expense	$4,952	$171

The fair value of the stock options used the Black-Scholes option pricing model calculated using the following assumptions: